PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 2.1%
101,770
(1)
Integral Ad Science
Holding Corp.
$ 1,100,134
0.8
56,670
(1)
Magnite, Inc.
784,879
0.6
44,020  Telephone and Data
Systems, Inc.
1,023,465
0.7
2,908,478
2.1
Consumer Discretionary : 12.0%
65,050  American Eagle
Outfitters, Inc.
1,456,470
1.1
14,640
Carter's, Inc.
951,307
0.7
4,260
(1)
Cavco Industries, Inc.
1,824,302
1.3
5,530  Group 1 Automotive,
Inc.
2,118,211
1.5
84,607  International Game
Technology PLC
1,802,129
1.3
17,410
Kontoor Brands, Inc.
1,423,790
1.0
94,050  Laureate Education,
Inc.
1,562,171
1.1
33,260  Perdoceo Education
Corp.
739,702
0.5
23,382
Signet Jewelers Ltd.
2,411,619
1.8
23,030
(1)
Taylor Morrison Home
Corp.
1,618,088
1.2
28,000
(1)
Victoria's Secret & Co.
719,600
0.5
16,627,389
12.0
Consumer Staples : 3.4%
17,350
Cal-Maine Foods, Inc.
1,298,474
0.9
52,940
Dole PLC
862,393
0.6
36,100  Edgewell Personal
Care Co.
1,311,874
1.0
13,250
PriceSmart, Inc.
1,216,085
0.9
4,688,826
3.4
Energy : 5.6%
21,400
Civitas Resources, Inc.
1,084,338
0.8
85,810
(1)
CNX Resources Corp.
2,794,832
2.0
10,390
(1)
Gulfport Energy Corp.
1,572,526
1.1
24,630
Murphy Oil Corp.
831,016
0.6
36,780
SM Energy Co.
1,470,097
1.1
7,752,809
5.6
Financials : 20.3%
17,230
Assured Guaranty Ltd.
1,370,130
1.0
13,200  Axis Capital Holdings
Ltd.
1,050,852
0.8
33,419  Bank of NT Butterfield
& Son Ltd.
1,232,493
0.9
56,200
BankUnited, Inc.
2,047,928
1.5
8,480
BOK Financial Corp.
887,178
0.6
61,230  Columbia Banking
System, Inc.
1,598,715
1.2
85,070
F.N.B. Corp.
1,200,338
0.9
9,760  FirstCash Holdings,
Inc.
1,120,448
0.8
115,880
Fulton Financial Corp.
2,100,904
1.5
42,840  Hancock Whitney
Corp.
2,192,123
1.6
41,830
Lazard, Inc.
2,107,395
1.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,150  PennyMac Financial
Services, Inc.
$ 1,612,675
1.2
14,970
Popular, Inc.
1,501,042
1.1
70,960
Radian Group, Inc.
2,461,602
1.8
20,850
(1)
StoneX Group, Inc.
1,707,198
1.2
44,180  Washington Federal,
Inc.
1,539,673
1.1
15,000
Westamerica BanCorp
741,300
0.5
32,530
Zions Bancorp NA
1,536,067
1.1
28,008,061
20.3
Health Care : 7.5%
7,940
(1)
Addus HomeCare
Corp.
1,056,258
0.8
160,080
(1)
Amneal
Pharmaceuticals, Inc.
1,331,866
1.0
25,420
(1)
Apellis
Pharmaceuticals, Inc.
733,113
0.5
60,950
(1)
BioCryst
Pharmaceuticals, Inc.
463,220
0.3
36,840
(1)
Bridgebio Pharma, Inc.
937,946
0.7
124,381
(1)
GoodRx Holdings, Inc.
- Class A
863,204
0.6
12,830
(1)
Haemonetics Corp.
1,031,275
0.8
9,110
(1)
Intra-Cellular
Therapies, Inc.
666,579
0.5
37,530
(1)
LivaNova PLC
1,971,826
1.4
12,100
(1)
Prestige Consumer
Healthcare, Inc.
872,410
0.6
14,440
(1)
SpringWorks
Therapeutics, Inc.
462,658
0.3
10,390,355
7.5
Industrials : 19.0%
11,870
ArcBest Corp.
1,287,301
0.9
15,590
(1)
ASGN, Inc.
1,453,456
1.1
14,630
AZZ, Inc.
1,208,584
0.9
17,210
(1)
Beacon Roofing
Supply, Inc.
1,487,460
1.1
27,505
Crane Holdings Co.
1,543,031
1.1
30,212
(1)
Fluor Corp.
1,441,415
1.0
16,620
Greenbrier Cos., Inc.
845,792
0.6
8,020
Herc Holdings, Inc.
1,278,629
0.9
91,394
(1)
Hillman Solutions
Corp.
965,121
0.7
30,590
HNI Corp.
1,646,966
1.2
13,690
(1)
Kirby Corp.
1,676,067
1.2
20,650
Korn Ferry
1,553,706
1.1
49,364
Marten Transport Ltd.
873,743
0.6
13,200
Matson, Inc.
1,882,584
1.4
7,812
Moog, Inc. - Class A
1,578,180
1.1
49,010
(1)
MRC Global, Inc.
624,387
0.5
11,715
Mueller Industries, Inc.
868,081
0.6
8,960  Science Applications
International Corp.
1,247,859
0.9
5,720
(1)
SPX Technologies, Inc.
912,111
0.7
14,900
UFP Industries, Inc.
1,955,029
1.4
26,329,502
19.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 8.0%
13,900
(1)
Blackbaud, Inc.
$ 1,177,052
0.9
42,728  Clear Secure, Inc.
- Class A
1,416,006
1.0
57,100
(1)
Knowles Corp.
1,029,513
0.7
46,260
(1)
Kyndryl Holdings, Inc.
1,063,055
0.8
22,650
(1)
Lumentum Holdings,
Inc.
1,435,557
1.0
101,719
(1)
N-able, Inc.
1,328,450
1.0
27,870  Progress Software
Corp.
1,877,602
1.4
12,750
(1)
ScanSource, Inc.
612,382
0.4
32,830
Vontier Corp.
1,107,684
0.8
11,047,301
8.0
Materials : 7.3%
9,430
(1)
ATI, Inc.
630,961
0.5
34,300
Avient Corp.
1,725,976
1.3
13,450
Cabot Corp.
1,503,307
1.1
4,640  Carpenter Technology
Corp.
740,451
0.5
30,850  Commercial Metals
Co.
1,695,516
1.2
66,690
Ferroglobe PLC
309,442
0.2
23,790  Minerals Technologies,
Inc.
1,837,302
1.3
41,840
(1)
Summit Materials, Inc.
- Class A
1,633,015
1.2
10,075,970
7.3
Real Estate : 8.8%
40,050  American Assets Trust,
Inc.
1,070,136
0.8
43,480  Cousins Properties,
Inc.
1,281,790
0.9
161,630
(1)
Cushman & Wakefield
PLC
2,203,017
1.6
70,260  Kite Realty Group
Trust
1,866,106
1.3
96,150
Macerich Co.
1,753,776
1.3
73,020  Piedmont Office Realty
Trust, Inc. - Class A
737,502
0.5
65,080  Tanger Factory Outlet
Centers, Inc.
2,159,354
1.6
78,240  Xenia Hotels &
Resorts, Inc.
1,155,605
0.8
12,227,286
8.8
Utilities : 5.2%
31,700  New Jersey Resources
Corp.
1,496,240
1.1
44,400
PNM Resources, Inc.
1,943,388
1.4
35,150  Portland General
Electric Co.
1,683,685
1.2
30,690
Spire, Inc.
2,065,130
1.5
7,188,443
5.2
Total Common Stock
(Cost $116,175,745)
137,244,420
99.2
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.4%
3,300  iShares Russell 2000
Value ETF
$ 550,506
0.4
Total Exchange-Traded
Funds
(Cost $551,600)
550,506
0.4
Total Long-Term
Investments
(Cost $116,727,345)
137,794,926
99.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
1,078,020
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,078,020) $ 1,078,020 0.8
Total Short-Term
Investments
(Cost $1,078,020)
1,078,020
0.8
Total Investments in
Securities
(Cost $117,805,365) $ 138,872,946 100.4
Liabilities in Excess
of Other Assets (513,404) (0.4)
Net Assets $ 138,359,542 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 137,244,420 $ — $ — $ 137,244,420
Exchange-Traded Funds 550,506 — — 550,506
Short-Term Investments 1,078,020 — — 1,078,020
Total Investments, at fair value $ 138,872,946 $ — $ — $ 138,872,946
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,981,290
Gross Unrealized Depreciation (1,913,709)
Net Unrealized Appreciation $ 21,067,581